DUE TO BANKS AND CORRESPONDENTS (Tables)	12 Months Ended
Dec. 31, 2022
DUE TO BANKS AND CORRESPONDENTS [Abstract]
Deposits from banks
a)	This item consists of the following:

	2022	2021
	S/(000)	S/(000)

International funds and others (b)	4,694,617	3,519,453
Promotional credit lines (c)	4,107,294	3,592,008
	8,801,911	7,111,461
Interest payable	135,500	101,485
Total	8,937,411	7,212,946

International Funds and Others Entities
b)	This item consists of the following:

	2022	2021
	S/(000)	S/(000)

Bank of New York Mellon	572,100	–
Corporación Financiera de Desarrollo (COFIDE)	503,538	563,136
Standard Chartered Bank (i)	456,244	–
International Finance Corporation (IFC)	382,840	–
Citibank N.A.	381,400	398,700
Wells Fargo Bank, N.A. (i)	380,020	677,790
The Toronto Dominion Bank	247,910	–
Caixabank	190,700	–
Bank of America N.A. (i)	189,470	920,036
HSBC Bank USA (i)	189,321	–
JP Morgan Chase Bank, N.A. (i)	189,321	–
Banco Internacional del Perú S.A.A. (Interbank)	150,000	–
Bancoldex	126,957	174,145
Scotiabank Perú S.A.A.	120,000	180,198
Banco BBVA Perú	114,000	119,900
ICBC Perú Bank S.A.	100,000	–
Banco de Occidente	84,096	43,167
Bradesco Bac Florida Bank	76,280	–
Bancolombia S.A.	59,604	78,715
Zurcher Kantonalbank	95,350	–
Banco de la Nación	–	185,000
Others	85,466	178,666
Total	4,694,617	3,519,453

As of December 31, 2022, the loans have maturities between January 2023 and December 2031 (between January 2022 and March 2032, as of December 31, 2021) and accrue interest in soles currency at rates that fluctuate between 2.23 percent and 9.45 percent (between 1.15 percent and 7.53 percent, as of December 31, 2021) and accrue interest in foreign currency as follows:

	2022		2021
	Min	Max	Min	Max
	%	%	%	%
Boliviano	6.00	6.00	0.73	6.00
Chilean Peso	–	–	5.20	5.26
Colombian Peso	0.40	17.04	0.40	8.30
U.S. Dollar	1.50	6.32	0.43	6.30

(i)
In November 2022, the Bank agreed on a loan under the Club Deal Loan Format at 25 months for US$250.0 million equivalent to S/953.5 million, having as borrowers to five foreign banks: Wells Fargo – Administrative Agent, Standard Chartered, JP Morgan Chase, HSBC Bank and Bank of America. The loan accrues interest at a variable interest rate of 3 months SOFR plus a 1.5 percent spread. Likewise, the expenses related to said transaction were deferred and accrued proportionally during the months of November and December 2022 and will continue accruing during the term of the loan.

Balances of Due to Banks and Correspondents by Maturity
d)	As of December 31, 2022 and 2021 the following table presents the maturities of due to banks and based on the period remaining to maturity:

	2022	2021
	S/(000)	S/(000)

Up to 3 months	1,420,872	1,786,693
From 3 months to 1 year	1,562,224	1,255,291
From 1 to 3 years	2,660,926	1,091,482
From 3 to 5 years	694,308	781,547
More than 5 years	2,463,581	2,196,448
Total	8,801,911	7,111,461